Related Parties Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amount due to related parties	$ 388,839	$ 444,802
Repayment to related parties	172,306
Cash advance from related parties	$ 116,343	$ 74,941
Junze Zhang [Member]
Related party description	Shareholder and director of the Company	Shareholder and director of the Company
Amount due to related parties	$ 388,839	$ 444,802
Repayment to related parties	172,306
Cash advance from related parties	116,343	264,836
Hengqing Investment Consultation(SZ) Partnership Business (LP) [Member]
Repayment to related parties		165,176
Cash advance from related parties		141,214
Henghui Investment Consultation(SZ) Partnership Business (LP) [Member]
Repayment to related parties		63,767
Qing Zuo [Member]
Repayment to related parties		39,805
Cash advance from related parties		6,459
Mengling Zhang [Member]
Repayment to related parties		50,221
Cash advance from related parties		13,840
Zihua Wu [Member]
Repayment to related parties		35,940
Cash advance from related parties		$ 3,500